Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	73,632	48,687
Hangzhou Aqua Ventures Investment Management L.P. (ii)	48,328	47,168
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	36,961	34,082
Others (vi)	45,309	62,671
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	30,000
Haining Yijiayi Culture Co., Ltd. (iv)	25,000	—
Shenzhen INMO Technology Co., Ltd. (iv)	55,343	55,343
Others (vi)	65,875	34,625
Fair value option investment
AEZ Capital Feeder Fund (v)	143,540	104,335

	893,988	786,911